FINANCE RESULT - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
FINANCE RESULT
Interest on debt	R$ (4,464,754)		R$ (3,162,853)	R$ (2,148,322)
Monetary and exchange rate variation	549,682		(1,069,157)	(3,253,446)
Derivatives and fair value measurement	(4,203,149)		2,193,855	3,918,848
Amortization of borrowing costs	(244,344)		(341,034)	(58,732)
Guarantees and warranties	(41,505)		(52,082)	(56,079)
Cost of gross debt	(8,404,070)		(2,431,271)	(1,597,731)
Income from financial investment and exchange rate in cash and cash equivalents	1,788,477		600,894	369,690
Changes in fair value of investments in listed entities(i)	3,385,047	[1]
Other finance income	5,173,524		600,894	369,690
Cost of debt, net	(3,230,546)		(1,830,377)	(1,228,041)
Interest on other receivables	355,634		411,394	201,060
Monetary variation of other financial assets	(1,405)		(372)
Interest on other payables	(454,373)		(424,946)	(16,293)
Interest on lease	(374,177)		(407,972)	(595,482)
Interest on shareholders' equity	33,134		(8,288)	(4,959)
Interest on contingencies and contracts	(593,144)		(315,620)	(234,368)
Bank charges and other	(145,200)		(96,983)	(75,408)
Foreign exchange, net	(747,859)		115,607	(30,505)
Other charges and monetary variations net	(1,927,390)		(727,180)	(755,955)
Finance results, net	(5,157,936)		(2,557,557)	(1,983,996)
Finance expense	(4,706,535)		(2,527,506)	(4,727,561)
Finance income	5,777,521		1,258,441	407,710
Foreign exchange, net	260,746		(1,099,536)	(3,258,656)
Derivatives	(6,489,668)		(188,956)	5,594,511
Finance results, net	R$ (5,157,936)		R$ (2,557,557)	R$ (1,983,996)

[1]	Changes in fair value recognized in profit or loss based on the market value of Vale's shares, as per Note 1.3.